STOCK OPTIONS AND WARRANTS	12 Months Ended
Dec. 31, 2015
Stock Options And Warrants
STOCK OPTIONS AND WARRANTS

Warrants

A summary of the Company’s warrant activity for the years ended December 31, 2015 and 2014 is presented below:

	Warrants Outstanding	Weighted Average Exercise Price
Outstanding, December 31, 2013	12,590,467	$0.55
Granted	4,022,936	0.30
Exercised	(179,633)	0.25
Expired	(58,500)	25.09
Outstanding, December 31, 2014	16,375,270	$0.40
Granted	50,543,837	0.16
Exercised	—	—
Expired	—	—
Outstanding, December 31, 2015	66,919,107	$0.18

As of December 31, 2015, the Company had the following outstanding warrants to purchase shares of its Common Stock:

Warrants Outstanding	Weighted Average Exercise Price Per Share	Weighted Average Remaining Life (Yrs.)
61,453	$30.00	0.06
63,098,264	$0.15	4.13
1,120,479	$0.25	1.74
1,474,435	$0.38	1.53
1,164,476	$0.19	4.76
66,919,107	$0.18	4.04

Non-Qualified Stock Options

No options were granted during the year ended December 31, 2015 and the Company and holders of all options to purchase shares of the Company’s Common Stock agreed to cancel or forfeit their options.

Stock option activity during the year ended December 31, 2015 is summarized as follows:

	Options Outstanding	Weighted Average Exercise Price
Options outstanding at December 31, 2014	12,379,593	$0.37
Exercised	-	-
Granted	-	-
Forfeited	(12,379,593)	0.37
Expired	-	-
Options outstanding at December 31, 2015	-	$-

Cancellation of Stock Options and Issuance of Restricted Stock. Between June and July 2015, the Company and each of the holders of all outstanding options to purchase shares of the Company’s Common Stock agreed to cancel or forfeit their options, such that, as of July 10, 2015, no options to purchase shares of the Company’s Common Stock were outstanding.

On August 6, 2015, the Company’s board of directors authorized an issuance of an aggregate total of 19,491,375 shares of restricted Common Stock pursuant to the terms and conditions of the Company’s 2013 Stock Incentive Plan to certain employees, including those that agreed to cancel previously issued stock options. In December 2015, the Company issued 750,000 shares of restricted stock under the plan.

The cancellation of the stock options and issuance of restricted stock was accounted for as a modification in accordance with the provisions of ASC Topic 718 Compensation – Stock Compensation. The Company recorded approximately $1,055,000 of stock based compensation in connection with the transaction.